Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Registrant CIK	dei_EntityCentralIndexKey	0000810016
Amendment Flag	dei_AmendmentFlag	false
Risk/Return	rr_RiskReturnHeading	Supplement to the Portfolio’s Statutory Prospectus dated April 29, 2022
Delaware Ivy VIP International Core Equity
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2022
Strategy Narrative	rr_StrategyNarrativeTextBlock

What are the Portfolio’s principal investment strategies? Delaware Ivy VIP International Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Portfolio will invest primarily in common stocks of non-U.S. companies, which may include companies located or operating in developed or emerging markets. The Portfolio’s investment in emerging market companies will not exceed the greater of (a) 35% of the Portfolio’s net assets or (b) the weight of emerging markets in the Portfolio’s benchmark index, the MSCI ACWI ex USA Index. The Portfolio also may invest in depositary receipts of foreign issuers.

The Manager believes that there are often dislocations and valuation discrepancies in the international financial markets and, therefore, it seeks to find and invest in what it believes are mispriced countries, sectors, currencies and, ultimately, stocks with attractive valuations relative to their potential and to their global peer group. The Manager uses a disciplined approach while looking for investment opportunities around the world, preferring companies that it believes to have strong and growing competitive positions and reasonable valuations.

The Manager begins its investment process through bottom-up fundamental analysis with a global perspective which is built by constantly assessing developments in the global landscape, business and product cycles, relative valuations and an awareness of politics around the world. The Manager follows a bottom-up approach to its stock selection and evaluates individual companies based on various factors, including: free cash flow, sales growth, financial leverage, and return on invested capital along with various valuation metrics. The Manager uses various data and screening services as part of its stock-selection process, primarily to assess return on invested capital and relative valuation.

Although the Portfolio primarily invests in securities issued by large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Portfolio may invest up to 100% of its total assets in foreign securities. In an effort to manage foreign currency exposure, the Portfolio may use forward contracts to either increase or decrease exposure to a given currency.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses in buying securities of that type. For example, the Manager may sell a security if it believes the security no longer offers significant return potential, if there exists political or economic instability in the issuer’s country, if it believes the security is showing signs of deteriorating fundamentals, if there is weak cash flow to support shareholder returns, and/or if there is a change in the Manager’s macroeconomic perspective. The Manager also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Delaware Ivy VIP International Core Equity seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities.